Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements [Line Items]
Marketable securities held in Trust Account	$ 33,058,050	$ 237,987,893